UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Brian C. Janssen

American Funds U.S. Government Money Market Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds U.S. Government Money Market FundSM Semi-annual report for the six months ended March 31, 2020

Seeking to earn
income while
preserving capital
and maintaining
liquidity

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020:

	1 year	5 years	10 years

Class A shares	1.58%	0.81%	0.41%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The fund’s gross expense ratio was 0.39% for Class A shares as of the prospectus dated December 1, 2019. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds U.S. Government Money Market Fund results for the six months ended March 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/afaxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended March 31, 2020

	Cumulative
	total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years

American Funds U.S. Government Money Market Fund (Class A shares)	0.60%	1.58%	1.34%	0.81%	0.41%
USTREAS T-Bill Auction Ave 3 Mon[1]	0.70	1.82	1.76	1.16	0.62
Lipper U.S. Government Money Market Funds Average[2]	0.51	1.37	1.10	0.67	0.34

During the reporting period, the fund maintained a net asset value (NAV) of $1.00 per share.

[1]	USTREAS T-Bill Auction Ave 3 Mon is an index that measures the performance of the average investment rate of U.S. Treasury bills (T-Bills) with a three-month maturity. Three-month T-Bills are short-term securities issued by the U.S. government that are generally considered to be risk-free. In calculating index results, Morningstar, the index provider, determines the arithmetic mean of the investment rates on all three-month T-Bills issued during a given month as reported by the U.S. Treasury’s Bureau of the Public Debt. The investment rate is then converted into a price and a monthly return, assuming that the T-Bill is held to maturity.
[2]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.14%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

American Funds Money Market Fund	1

Investment portfolio March 31, 2020	unaudited

Percent of net assets
Short-term securities:
Federal agency discount notes	58.01%
U.S. Treasury bills	23.96
Repurchase agreements	12.00
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.38
Federal agency bonds & notes	2.07
Other assets less liabilities	(1.42)
100.00%

Short-term securities 93.97%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 58.01%
Fannie Mae 4/8/2020	1.54%	$124,725	$124,724
Fannie Mae 4/16/2020	1.54	47,700	47,699
Fannie Mae 4/17/2020	1.55	60,000	59,999
Fannie Mae 6/1/2020	1.50	50,000	49,991
Fannie Mae 6/8/2020	1.50	100,000	99,977
Fannie Mae 7/15/2020	0.68	200,000	199,899
Fannie Mae 7/24/2020	0.28	26,300	26,286
Fannie Mae 10/16/2020	0.20	75,700	75,625
Federal Farm Credit Banks 4/1/2020	1.46	100,000	100,000
Federal Farm Credit Banks 4/2/2020	1.55	30,000	30,000
Federal Farm Credit Banks 4/7/2020	1.35	50,000	50,000
Federal Farm Credit Banks 4/8/2020	0.50	185,000	184,998
Federal Farm Credit Banks 4/24/2020	0.05	75,000	75,000
Federal Farm Credit Banks 4/29/2020	0.05	100,000	99,992
Federal Farm Credit Banks 4/30/2020	0.01	15,000	14,999
Federal Farm Credit Banks 5/1/2020	0.01	5,000	5,000
Federal Farm Credit Banks 5/4/2020	0.20	135,000	134,989
Federal Farm Credit Banks 5/7/2020	0.56	85,000	84,992
Federal Farm Credit Banks 5/19/2020	0.24	60,000	59,991
Federal Farm Credit Banks 5/22/2020	0.08	300,000	299,948
Federal Farm Credit Banks 6/8/2020	1.57	25,000	24,993
Federal Farm Credit Banks 6/16/2020	0.10	150,000	149,947
Federal Farm Credit Banks 6/17/2020	0.15	70,000	69,975
Federal Farm Credit Banks 7/1/2020	1.56	75,000	74,964
Federal Farm Credit Banks 7/13/2020	0.13	60,000	59,967
Federal Home Loan Bank 4/1/2020	1.55	178,600	178,600
Federal Home Loan Bank 4/2/2020	1.57	150,000	150,000
Federal Home Loan Bank 4/3/2020	1.55	428,931	428,931
Federal Home Loan Bank 4/6/2020	1.51	267,500	267,499
Federal Home Loan Bank 4/8/2020	1.49	315,700	315,698
Federal Home Loan Bank 4/13/2020	1.55	302,150	302,146
Federal Home Loan Bank 4/15/2020	1.35	365,000	364,994
Federal Home Loan Bank 4/17/2020	1.54	214,000	213,995
Federal Home Loan Bank 4/20/2020	0.93	212,000	211,994

2	American Funds Money Market Fund

	Yield at	Principal amount	Value
	acquisition	(000)	(000)
Federal Home Loan Bank 4/21/2020	1.33%	$150,000	$149,994
Federal Home Loan Bank 4/22/2020	1.52	217,900	217,891
Federal Home Loan Bank 4/24/2020	1.52	130,000	129,994
Federal Home Loan Bank 4/27/2020	1.48	255,100	255,085
Federal Home Loan Bank 4/29/2020	1.31	370,300	370,277
Federal Home Loan Bank 5/1/2020	1.44	232,800	232,787
Federal Home Loan Bank 5/4/2020	0.83	200,000	199,987
Federal Home Loan Bank 5/6/2020	1.11	410,000	409,969
Federal Home Loan Bank 5/8/2020	0.44	433,700	433,665
Federal Home Loan Bank 5/11/2020	0.21	373,600	373,564
Federal Home Loan Bank 5/13/2020	0.12	336,400	336,366
Federal Home Loan Bank 5/15/2020	0.11	200,000	199,979
Federal Home Loan Bank 5/18/2020	0.50	330,700	330,659
Federal Home Loan Bank 5/20/2020	0.84	365,000	364,953
Federal Home Loan Bank 5/22/2020	1.57	80,000	79,988
Federal Home Loan Bank 5/26/2020	0.15	223,500	223,462
Federal Home Loan Bank 5/27/2020	1.54	350,000	349,939
Federal Home Loan Bank 5/29/2020	1.40	25,000	24,995
Federal Home Loan Bank 6/1/2020	0.48	100,000	99,981
Federal Home Loan Bank 6/5/2020	0.53	183,100	183,059
Federal Home Loan Bank 6/8/2020	0.40	140,800	140,767
Federal Home Loan Bank 6/10/2020	0.40	50,000	49,987
Federal Home Loan Bank 6/12/2020	0.38	445,900	445,779
Federal Home Loan Bank 6/16/2020	0.52	100,000	99,969
Federal Home Loan Bank 6/22/2020	0.39	479,000	478,825
Federal Home Loan Bank 6/26/2020	0.02	75,000	74,969
Federal Home Loan Bank 7/1/2020	0.50	143,800	143,737
Federal Home Loan Bank 7/2/2020	1.40	150,000	149,934
Federal Home Loan Bank 7/17/2020	0.50	200,000	199,897
Federal Home Loan Bank 7/20/2020	0.50	500,000	499,735
Federal Home Loan Bank 7/27/2020	0.05	7,900	7,896
Federal Home Loan Bank 7/28/2020	0.00	38,900	38,878
Federal Home Loan Bank 7/29/2020	0.04	105,300	105,239
Federal Home Loan Bank 9/10/2020	0.48	200,000	199,840
Freddie Mac 4/7/2020	1.52	225,000	224,999
Freddie Mac 4/9/2020	1.53	50,000	50,000
Freddie Mac 4/17/2020	1.55	400,000	399,991
Freddie Mac 5/11/2020	1.52	75,000	74,993
Freddie Mac 5/19/2020	1.53	342,900	342,857
Freddie Mac 6/3/2020	1.53	220,000	219,957
Freddie Mac 6/17/2020	1.32	366,100	365,984
Freddie Mac 7/17/2020	0.67	75,000	74,961
Tennessee Valley Authority 4/22/2020	0.13	24,990	24,989
			14,018,589

U.S. Treasury bills 23.96%
U.S. Treasury Bills 4/2/2020	1.51	175,600	175,600
U.S. Treasury Bills 4/7/2020	1.26	216,000	215,999
U.S. Treasury Bills 4/9/2020	1.38	207,800	207,795
U.S. Treasury Bills 4/14/2020	1.31	206,300	206,293
U.S. Treasury Bills 4/16/2020	1.46	350,000	349,990
U.S. Treasury Bills 4/21/2020	1.49	225,000	224,990
U.S. Treasury Bills 4/23/2020	1.33	300,000	299,998

American Funds Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills (continued)
U.S. Treasury Bills 4/28/2020	0.63%	$550,000	$549,983
U.S. Treasury Bills 4/30/2020	0.94	155,600	155,596
U.S. Treasury Bills 5/5/2020	0.47	555,600	555,579
U.S. Treasury Bills 5/7/2020	1.52	200,000	199,994
U.S. Treasury Bills 5/12/2020	0.02	300,000	299,972
U.S. Treasury Bills 5/14/2020	0.82	435,700	435,673
U.S. Treasury Bills 5/19/2020	0.01	125,000	124,986
U.S. Treasury Bills 5/26/2020	0.01	75,000	74,999
U.S. Treasury Bills 5/28/2020	1.45	149,000	148,976
U.S. Treasury Bills 6/9/2020	0.06	225,000	224,963
U.S. Treasury Bills 6/11/2020	0.08	475,000	474,952
U.S. Treasury Bills 8/27/2020	0.01	150,000	149,926
U.S. Treasury Bills 9/3/2020	0.01	375,000	374,790
U.S. Treasury Bills 9/10/2020	0.03	100,000	99,942
U.S. Treasury Bills 9/17/2020	0.05	240,000	239,955
			5,790,951

Repurchase agreements 12.00%
Overnight repurchase agreements*		2,900,000	2,900,000

Total short-term securities (cost: $22,696,787,000)			22,709,540

Bonds, notes & other debt instruments 7.45%
U.S. Treasury bonds & notes 5.38%
U.S. Treasury 5.38%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.045%) 0.13% 2020[1]		250,000	250,015
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.043%) 0.128% 2020[1]		75,000	74,989
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.115%) 0.20% 2021[1]		425,000	425,183
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.139%) 0.224% 2021[1]		225,000	225,151
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.22%) 0.305% 2021[1]		150,000	150,159
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.239% 2022[1]		175,000	174,989
Total U.S. Treasury bonds & notes			1,300,486

Federal agency bonds & notes 2.07%
Federal Home Loan Mortgage Corp. 0.05% 2020[1]		150,000	150,037
Federal Home Loan Mortgage Corp. 0.04% 2020[1]		25,000	25,002
Federal Home Loan Mortgage Corp., (USD-SOFR + 0.01%) 0.02% 2020[1]		125,000	124,988
Federal Home Loan Mortgage Corp., (USD-SOFR + 0.01%) 0.02% 2020[1]		50,000	49,992

4	American Funds Money Market Fund

	Principal amount	Value
	(000)	(000)
Federal National Mortgage Association, (USD-SOFR + 0.04%) 0.05% 2020[1]	$75,000	$74,955
Federal National Mortgage Association, (USD-SOFR + 0.025%) 0.035% 2020[1]	75,000	75,007
		499,981

Total bonds, notes & other debt instruments (cost: $1,799,726,000)		1,800,467

Total investment securities 101.42% (cost: $24,496,513,000)		24,510,007
Other assets less liabilities (1.42)%		(342,965)

Net assets 100.00%		$24,167,042

* Repurchase agreements

The fund held overnight repurchase agreements on March 31, 2020. Additional details on these repurchase agreements appear in the following table.

							Repurchase
							agreement
					Collateral	Repurchase	proceeds
					received,	agreement,	to be
	Lending	Settlement	Maturity		at value	at value	received
Counterparty	rate	date	date	Collateralized by	(000)	(000)	(000)
Bank of Montreal	1.00%	3/31/2020	4/1/2020	U.S. Treasury 0%-2.875% 2020-2030	$204,000	$200,000	$200,000
BNP Paribas	1.00	3/31/2020	4/1/2020	U.S. Treasury 0.125%-8.75% 2020-2029	306,000	300,000	300,000
BofA Securities	1.00	3/31/2020	4/1/2020	U.S. Treasury 1.50%-2.75% 2021-2022	306,000	300,000	300,000
Canadian Imperial Bank of Commerce	1.00	3/31/2020	4/1/2020	U.S. Treasury 0.125%-3.00% 2021-2029	102,000	100,000	100,000
J.P. Morgan Securities	1.00	3/31/2020	4/1/2020	U.S. Treasury 2.00% 2026	408,000	400,000	400,000
Mizuho Securities	1.00	3/31/2020	4/1/2020	U.S. Treasury 1.625%-2.75% 2023-2029	102,000	100,000	100,000
Royal Bank of Canada	1.00	3/31/2020	4/1/2020	U.S. Treasury 0.125%-7.625% 2021-2029	408,000	400,000	400,000
Societe Generale Bank	1.00	3/31/2020	4/1/2020	U.S. Treasury 0%-8.75% 2020-2029	357,000	350,000	350,000
TD Securities	1.00	3/31/2020	4/1/2020	U.S. Treasury 1.375%-2.375% 2021-2022	408,000	400,000	400,000
Wells Fargo Securities	1.00	3/31/2020	4/1/2020	U.S. Treasury 0.50%-2.00% 2020-2027	357,000	350,000	350,000
					$2,958,000	$2,900,000	$2,900,000

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Money Market Fund	5

Financial statements

Statement of assets and liabilities at March 31, 2020	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $24,496,513)		$24,510,007
Cash		10,108
Receivables for:
Sales of fund’s shares	$196,339
Interest	3,337	199,676
		24,719,791
Liabilities:
Payables for:
Purchases of investments	424,974
Repurchases of fund’s shares	119,034
Dividends on fund’s shares	112
Investment advisory services	4,843
Services provided by related parties	3,173
Trustees’ deferred compensation	264
Other	349	552,749
Net assets at March 31, 2020		$24,167,042

Net assets consist of:
Capital paid in on shares of beneficial interest		$24,153,747
Total distributable earnings		13,295
Net assets at March 31, 2020		$24,167,042

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (24,153,489 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$15,164,360	15,155,856	$1.00
Class C	367,573	367,366	1.00
Class T	10	10	1.00
Class F-1	256,144	256,000	1.00
Class F-2	1,287,110	1,286,386	1.00
Class F-3	49,121	49,094	1.00
Class 529-A	2,073,621	2,072,460	1.00
Class 529-C	194,777	194,668	1.00
Class 529-E	108,312	108,251	1.00
Class 529-T	10	10	1.00
Class 529-F-1	201,571	201,458	1.00
Class ABLE-A	568	568	1.00
Class R-1	35,959	35,939	1.00
Class R-2	875,160	874,669	1.00
Class R-2E	73,147	73,105	1.00
Class R-3	1,052,641	1,052,049	1.00
Class R-4	887,160	886,661	1.00
Class R-5E	71,056	71,016	1.00
Class R-5	231,347	231,218	1.00
Class R-6	1,237,395	1,236,705	1.00

See notes to financial statements.

6	American Funds Money Market Fund

Statement of operations	unaudited
for the six months ended March 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest			$144,725
Fees and expenses*:
Investment advisory services	$24,876
Distribution services	6,188
Transfer agent services	8,474
Administrative services	2,769
Reports to shareholders	245
Registration statement and prospectus	567
Trustees’ compensation	43
Auditing and legal	7
Custodian	19
Other	821
Total fees and expenses before waiver/reimbursements	44,009
Less waiver/reimbursements of fees and expenses:
ABLE plan services fee waiver	—	†
Miscellaneous fee reimbursements	282
Total fees and expenses after waiver/reimbursements			43,727
Net investment income			100,998

Net realized gain and unrealized appreciation:
Net realized gain on investments			3
Net unrealized appreciation on investments			13,521
Net realized gain and unrealized appreciation			13,524

Net increase in net assets resulting from operations			$114,522

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Money Market Fund	7

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2020*	Year ended September 30, 2019
Operations:
Net investment income	$100,998	$329,314
Net realized gain	3	3
Net unrealized appreciation	13,521	604
Net increase in net assets resulting from operations	114,522	329,921

Distributions paid or accrued to shareholders	(101,140)	(329,352)

Net capital share transactions	6,082,436	1,830,525

Total increase in net assets	6,095,818	1,831,094

Net assets:
Beginning of period	18,071,224	16,240,130
End of period	$24,167,042	$18,071,224

*	Unaudited.

See notes to financial statements.

8	American Funds Money Market Fund

Notes to financial statements	unaudited

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

American Funds Money Market Fund	9

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

10	American Funds Money Market Fund

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

American Funds Money Market Fund	11

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2020, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate

12	American Funds Money Market Fund

securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, the fund cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

American Funds Money Market Fund	13

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$685
Capital loss carryforward*	(476)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$14,079
Gross unrealized depreciation on investments	(585)
Net unrealized appreciation on investments	13,494
Cost of investments	24,496,513

14	American Funds Money Market Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2020		Year ended September 30, 2019
Class A	$64,449		$215,583
Class C	1,035		3,519
Class T	—	*	—	*
Class F-1	834		2,972
Class F-2	7,255		19,181
Class F-3	357		563
Class 529-A	10,209		29,834
Class 529-C	932		3,093
Class 529-E	520		1,537
Class 529-T	—	*	—	*
Class 529-F-1	959		2,571
Class ABLE-A	2		4
Class R-1	198		657
Class R-2	774		6,557
Class R-2E	130		456
Class R-3	2,636		10,849
Class R-4	3,337		11,602
Class R-5E	306		464
Class R-5	1,100		3,542
Class R-6	6,107		16,368
Total	$101,140		$329,352

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2020, the investment advisory services fee was $24,876,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

American Funds Money Market Fund	15

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC

16	American Funds Money Market Fund

an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the ABLE plan services fee it is owed from Class ABLE-A shares as compensation for its oversight and administration of ABLEAmerica®. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services fee waiver in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Money Market Fund	17

For the six months ended March 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$—	$4,427		$1,648		Not applicable
Class C	—	72		27		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	229	106		28		Not applicable
Class F-2	Not applicable	411		180		Not applicable
Class F-3	Not applicable	—	*	8		Not applicable
Class 529-A	—	680		271		$571
Class 529-C	—	63		25		52
Class 529-E	—	29		14		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	63		26		54
Class ABLE-A	—	—	*	—	*	—	*
Class R-1	—	17		5		Not applicable
Class R-2	2,739	1,336		110		Not applicable
Class R-2E	165	61		8		Not applicable
Class R-3	2,138	692		128		Not applicable
Class R-4	917	397		110		Not applicable
Class R-5E	Not applicable	42		8		Not applicable
Class R-5	Not applicable	53		27		Not applicable
Class R-6	Not applicable	25		146		Not applicable
Total class-specific expenses	$6,188	$8,474		$2,769		$706

*	Amount less than one thousand.

18	American Funds Money Market Fund

Miscellaneous fee reimbursements — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2020, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$—
Class C	—
Class T	—
Class F-1	—
Class F-2	—
Class F-3	—
Class 529-A	—
Class 529-C	—
Class 529-E	—
Class 529-T	—
Class 529-F-1	—
Class ABLE-A	—
Class R-1	—
Class R-2	221
Class R-2E	7
Class R-3	54
Class R-4	—
Class R-5E	—
Class R-5	—
Class R-6	—
Total reimbursements	$282

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $43,000 in the fund’s statement of operations reflects $40,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

American Funds Money Market Fund	19

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2020

Class A	$10,426,818	10,426,819	$63,380		63,382		$(6,052,540)	(6,052,538)	$4,437,658	4,437,663
Class C	323,192	323,191	1,008		1,008		(131,640)	(131,640)	192,560	192,559
Class T	—	—	—		—		—	—	—	—
Class F-1	138,292	138,292	816		816		(61,607)	(61,607)	77,501	77,501
Class F-2	586,759	586,759	7,138		7,138		(533,178)	(533,178)	60,719	60,719
Class F-3	99,957	99,957	355		355		(123,492)	(123,492)	(23,180)	(23,180)
Class 529-A	764,329	764,329	10,162		10,162		(456,739)	(456,738)	317,752	317,753
Class 529-C	83,094	83,093	922		922		(60,025)	(60,025)	23,991	23,990
Class 529-E	40,594	40,594	519		518		(21,884)	(21,884)	19,229	19,228
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	84,141	84,140	952		952		(41,511)	(41,511)	43,582	43,581
Class ABLE-A	463	463	2		2		(202)	(202)	263	263
Class R-1	17,803	17,803	194		194		(19,453)	(19,453)	(1,456)	(1,456)
Class R-2	528,685	528,686	759		759		(389,416)	(389,416)	140,028	140,029
Class R-2E	124,126	124,127	125		125		(97,151)	(97,151)	27,100	27,101
Class R-3	777,483	777,483	2,588		2,588		(578,401)	(578,401)	201,670	201,670
Class R-4	571,215	571,215	3,283		3,284		(421,758)	(421,758)	152,740	152,741
Class R-5E	217,760	217,760	288		287		(187,076)	(187,076)	30,972	30,971
Class R-5	138,991	138,991	1,089		1,089		(91,021)	(91,022)	49,059	49,058
Class R-6	1,316,908	1,316,908	6,052		6,052		(990,712)	(990,713)	332,248	332,247
Total net increase (decrease)	$16,240,610	16,240,610	$99,632		99,633		$(10,257,806)	(10,257,805)	$6,082,436	6,082,438

20	American Funds Money Market Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2019

Class A	$20,123,956	20,123,956	$211,932		211,932		$(20,387,983)	(20,387,983)	$(52,095)	(52,095)
Class C	245,013	245,013	3,437		3,437		(226,149)	(226,149)	22,301	22,301
Class T	—	—	—		—		—	—	—	—
Class F-1	153,456	153,456	2,918		2,918		(144,319)	(144,319)	12,055	12,055
Class F-2	1,952,982	1,952,982	18,896		18,896		(832,896)	(832,896)	1,138,982	1,138,982
Class F-3	161,806	161,806	562		562		(105,726)	(105,726)	56,642	56,642
Class 529-A	1,027,362	1,027,362	29,674		29,674		(742,691)	(742,691)	314,345	314,345
Class 529-C	126,723	126,723	3,065		3,065		(113,991)	(113,991)	15,797	15,797
Class 529-E	53,031	53,031	1,527		1,527		(40,653)	(40,653)	13,905	13,905
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	109,385	109,385	2,556		2,556		(65,156)	(65,156)	46,785	46,785
Class ABLE-A	544	544	3		3		(280)	(280)	267	267
Class R-1	40,734	40,734	648		648		(36,659)	(36,659)	4,723	4,723
Class R-2	631,461	631,461	6,443		6,443		(645,133)	(645,133)	(7,229)	(7,229)
Class R-2E	183,136	183,136	440		440		(167,252)	(167,252)	16,324	16,324
Class R-3	948,962	948,962	10,652		10,652		(922,086)	(922,086)	37,528	37,528
Class R-4	762,063	762,063	11,437		11,437		(719,934)	(719,934)	53,566	53,566
Class R-5E	178,993	178,993	435		435		(152,578)	(152,578)	26,850	26,850
Class R-5	177,146	177,146	3,503		3,503		(190,158)	(190,158)	(9,509)	(9,509)
Class R-6	1,281,633	1,281,633	16,178		16,178		(1,158,523)	(1,158,523)	139,288	139,288
Total net increase (decrease)	$28,158,386	28,158,386	$324,306		324,306		$(26,652,167)	(26,652,167)	$1,830,525	1,830,525

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Money Market Fund	21

Financial highlights

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period
Class A:
3/31/2020[4,5]	$1.00	$.01		$(.01)	$1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class C:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class T:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017[4,12]	1.00	—	[8]	— [8]	1.00
Class F-1:
3/31/2020[4,5]	1.00	—	[8]	— [8]	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—		—	1.00
9/30/2015	1.00	—		—	1.00
Class F-2:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—		—	1.00
9/30/2015	1.00	—		—	1.00
Class F-3:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017[4,13]	1.00	—	[8]	— [8]	1.00

22	American Funds Money Market Fund

Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income to average net assets[2]

.60%[6]		$15,164		.39%[7]		.39%[7]		1.17%[7]
1.96		10,718		.37		.37		1.94
1.19		10,770		.38		.38		1.18
.33		11,313		.38		.37		.30
.00		12,466		.38		.29		.01
.00		12,167		.38		.08		—

.60	[6]	368		.39	[7]	.39	[7]	1.14	[7]
1.93		175		.40		.40		1.92
1.16		152		.41		.41		1.13
.28		193		.42		.41		.25
.00		262		.42		.30		—	[9]
.00		277		.42		.08		—

.61	[6,10]	—	[11]	.38	[7,10]	.38	[7,10]	1.21	[7,10]
1.94	[10]	—	[11]	.39	[10]	.39	[10]	1.92	[10]
1.18	[10]	—	[11]	.39	[10]	.39	[10]	1.17	[10]
.26	[6,10]	—	[11]	.19	[6,10]	.19	[6,10]	.26	[6,10]

.46	[6]	256		.67	[7]	.67	[7]	.89	[7]
1.64		179		.69		.69		1.62
.87		166		.70		.70		.88
.11		157		.71		.58		.10
.00		161		.71		.30		—
.00		195		.70		.08		—

.61	[6]	1,287		.38	[7]	.38	[7]	1.21	[7]
1.95		1,226		.39		.39		1.93
1.14		87		.43		.43		1.22
.26		33		.45		.43		.28
.00		25		.46		.31		—
.00		11		.44		.08		—

.64	[6]	49		.31	[7]	.31	[7]	1.28	[7]
2.01		72		.32		.32		1.94
1.24		16		.34		.34		1.34
.29	[6]	2		.36	[7]	.35	[7]	.64	[7]

See end of table for footnotes.

American Funds Money Market Fund	23

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period
Class 529-A:
3/31/2020[4,5]	$1.00	$.01		$(.01)	$1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class 529-C:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—		—	1.00
9/30/2015	1.00	—		—	1.00
Class 529-E:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class 529-T:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017[4,12]	1.00	—	[8]	— [8]	1.00
Class 529-F-1:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—		—	1.00
9/30/2015	1.00	—		—	1.00
Class ABLE-A:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018[4,14]	1.00	—	[8]	— [8]	1.00

24	American Funds Money Market Fund

Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income to average net assets[2]

.57%[6]		$2,074		.45%[7]		.45%[7]		1.13%[7]
1.87		1,755		.46		.46		1.85
1.10		1,440		.47		.47		1.11
.24		1,172		.48		.45		.24
.00		1,067		.50		.30		—	[9]
.00		916		.50		.08		—

.57	[6]	195		.45	[7]	.45	[7]	1.13	[7]
1.87		171		.46		.46		1.85
1.09		155		.48		.48		1.03
.23		258		.48		.45		.24
.00		241		.50		.30		—
.00		198		.50		.08		—

.58	[6]	108		.44	[7]	.44	[7]	1.14	[7]
1.88		89		.45		.45		1.86
1.10		75		.47		.47		1.11
.24		68		.47		.45		.25
.00		61		.49		.30		—	[9]
.00		53		.49		.08		—

.56	[6,10]	—	[11]	.46	[7,10]	.46	[7,10]	1.12	[7,10]
1.85	[10]	—	[11]	.48	[10]	.48	[10]	1.84	[10]
1.11	[10]	—	[11]	.46	[10]	.46	[10]	1.10	[10]
.22	[6,10]	—	[11]	.22	[6,10]	.22	[6,10]	.22	[6,10]

.57	[6]	202		.45	[7]	.45	[7]	1.13	[7]
1.87		158		.46		.46		1.85
1.10		111		.47		.47		1.12
.24		90		.48		.45		.24
.00		79		.49		.30		—
.00		63		.50		.08		—

.61	[6]	1		.43	[7]	.37	[7]	1.17	[7]
1.95		—	[11]	.44		.38		1.94
.34	[6]	—	[11]	.09	[6]	.09	[6]	.35	[6]

See end of table for footnotes.

American Funds Money Market Fund	25

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period
Class R-1:
3/31/2020[4,5]	$1.00	$.01		$(.01)	$1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-2:
3/31/2020[4,5]	1.00	—	[8]	— [8]	1.00
9/30/2019	1.00	.01		(.01)	1.00
9/30/2018	1.00	—	[8]	— [8]	1.00
9/30/2017	1.00	—	[8]	—	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-2E:
3/31/2020[4,5]	1.00	—	[8]	— [8]	1.00
9/30/2019	1.00	.01		(.01)	1.00
9/30/2018	1.00	—	[8]	— [8]	1.00
9/30/2017	1.00	—	[8]	—	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-3:
3/31/2020[4,5]	1.00	—	[8]	— [8]	1.00
9/30/2019	1.00	.01		(.01)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	—	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-4:
3/31/2020[4,5]	1.00	—	[8]	— [8]	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-5E:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016[4,15]	1.00	—		—	1.00

26	American Funds Money Market Fund

Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income to average net assets[2]

.59%[6]		$36		.41%[7]		.41%[7]		1.18%[7]
1.90		37		.43		.43		1.89
1.14		33		.43		.43		1.12
.27		38		.43		.41		.27
.00		44		.46		.29		—	[9]
.00		46		.45		.08		—

.11	[6]	875		1.43	[7]	1.37	[7]	.21	[7]
.89		735		1.43		1.43		.89
.22		742		1.44		1.34		.22
.00		854		1.03		.64		.03
.00		1,002		.69		.26		.04
.00		1,009		.63		.08		—

.25	[6]	73		1.13	[7]	1.11	[7]	.47	[7]
1.19		46		1.15		1.15		1.20
.46		30		1.16		1.15		.46
.00		24		.86		.71		.03
.00		18		.53		.33		.03
.00		—	[11]	.57	[10]	.07	[10]	—	[10]

.31	[6]	1,053		.97	[7]	.96	[7]	.62	[7]
1.34		850		.98		.98		1.33
.61		813		.99		.99		.57
.00		912		.72		.64		.04
.00		1,007		.52		.28		.02
.00		993		.50		.08		—

.46	[6]	887		.67	[7]	.67	[7]	.91	[7]
1.65		734		.68		.68		1.64
.88		680		.69		.69		.86
.14		814		.56		.54		.16
.00		729		.45		.29		.01
.00		675		.43		.08		—

.57	[6]	71		.46	[7]	.46	[7]	1.11	[7]
1.86		40		.47		.47		1.86
1.09		13		.48		.48		1.22
.17		—	[11]	.63		.53		.39
.00		—	[11]	.54	[7]	.32	[7]	—

See end of table for footnotes.

American Funds Money Market Fund	27

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period
Class R-5:
3/31/2020[4,5]	$1.00	$.01		$(.01)	$1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00
Class R-6:
3/31/2020[4,5]	1.00	.01		(.01)	1.00
9/30/2019	1.00	.02		(.02)	1.00
9/30/2018	1.00	.01		(.01)	1.00
9/30/2017	1.00	—	[8]	— [8]	1.00
9/30/2016	1.00	—	[8]	—	1.00
9/30/2015	1.00	—		—	1.00

See notes to financial statements.

28	American Funds Money Market Fund

Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income to average net assets[2]

.61%[6]		$231	.37%[7]		.37%[7]		1.21%[7]
1.95		182	.38		.38		1.94
1.18		192	.39		.39		1.16
.30		218	.38		.37		.32
.00		204	.40		.29		.01
.00		322	.38		.08		—

.64	[6]	1,237	.32	[7]	.32	[7]	1.26	[7]
2.00		904	.33		.33		1.99
1.23		765	.34		.34		1.24
.36		665	.34		.34		.37
.00		521	.34		.29		.02
.00		287	.34		.08		—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers/reimbursements. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates. In addition, during some of the periods shown, Virginia529 waived ABLE plan services fees for Class ABLE-A shares.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class ABLE-A shares began investment operations on July 13, 2018.
[15]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Money Market Fund	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2019, through March 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	American Funds Money Market Fund

	Beginning account value 10/1/2019	Ending account value 3/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,006.01	$1.96	.39%
Class A – assumed 5% return	1,000.00	1,023.05	1.97	.39
Class C – actual return	1,000.00	1,006.01	1.96	.39
Class C – assumed 5% return	1,000.00	1,023.05	1.97	.39
Class T – actual return	1,000.00	1,006.07	1.91	.38
Class T – assumed 5% return	1,000.00	1,023.10	1.92	.38
Class F-1 – actual return	1,000.00	1,004.60	3.36	.67
Class F-1 – assumed 5% return	1,000.00	1,021.65	3.39	.67
Class F-2 – actual return	1,000.00	1,006.07	1.91	.38
Class F-2 – assumed 5% return	1,000.00	1,023.10	1.92	.38
Class F-3 – actual return	1,000.00	1,006.41	1.55	.31
Class F-3 – assumed 5% return	1,000.00	1,023.45	1.57	.31
Class 529-A – actual return	1,000.00	1,005.72	2.26	.45
Class 529-A – assumed 5% return	1,000.00	1,022.75	2.28	.45
Class 529-C – actual return	1,000.00	1,005.71	2.26	.45
Class 529-C – assumed 5% return	1,000.00	1,022.75	2.28	.45
Class 529-E – actual return	1,000.00	1,005.77	2.21	.44
Class 529-E – assumed 5% return	1,000.00	1,022.80	2.23	.44
Class 529-T – actual return	1,000.00	1,005.65	2.31	.46
Class 529-T – assumed 5% return	1,000.00	1,022.70	2.33	.46
Class 529-F-1 – actual return	1,000.00	1,005.72	2.26	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.75	2.28	.45
Class ABLE-A – actual return	1,000.00	1,006.12	1.86	.37
Class ABLE-A – assumed 5% return	1,000.00	1,023.15	1.87	.37
Class R-1 – actual return	1,000.00	1,005.91	2.06	.41
Class R-1 – assumed 5% return	1,000.00	1,022.95	2.07	.41
Class R-2 – actual return	1,000.00	1,001.08	6.85	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.15	6.91	1.37
Class R-2E – actual return	1,000.00	1,002.46	5.56	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.45	5.60	1.11
Class R-3 – actual return	1,000.00	1,003.15	4.81	.96
Class R-3 – assumed 5% return	1,000.00	1,020.20	4.85	.96
Class R-4 – actual return	1,000.00	1,004.62	3.36	.67
Class R-4 – assumed 5% return	1,000.00	1,021.65	3.39	.67
Class R-5E – actual return	1,000.00	1,005.68	2.31	.46
Class R-5E – assumed 5% return	1,000.00	1,022.70	2.33	.46
Class R-5 – actual return	1,000.00	1,006.12	1.86	.37
Class R-5 – assumed 5% return	1,000.00	1,023.15	1.87	.37
Class R-6 – actual return	1,000.00	1,006.39	1.61	.32
Class R-6 – assumed 5% return	1,000.00	1,023.40	1.62	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Money Market Fund	31

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

32	American Funds Money Market Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions

American Funds Money Market Fund	33

made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

34	American Funds Money Market Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Money Market Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds U.S. Government Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: May 29, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2020